Offsets	Aug. 22, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Plus Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-286393
Initial Filing Date	Apr. 04, 2025
Fee Offset Claimed	$ 1,506.01
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0.00
Offset Note	A filing fee of $194,082.78 was previously paid in connection with the registration statement on Form S-3 (No. 333-286393) filed by the registrant on April 4, 2025 (the "Source Registration Statement"). The registrant withdrew the Source Registration Statement by filing a Form RW on June 23, 2025. As the Source Registration Statement was not declared effective, no securities were sold thereunder. As a result, upon withdrawal of the Source Registration Statement, the registrant had $194,082.78 in unused filing fees. On August 12, 2025, the registrant filed a registration statement on Form S-1 (No. 333-289526), for which it offset $3,688.18 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with the filing of the Source Registration Statement, resulting in $190,394.60 in remaining unused fees available to be applied to subsequent filings of the registrant. In accordance with Rule 457(p) of the Securities Act, such unused filing fees will offset the filing fee of $1,506.01 currently due pursuant to this Registration Statement. Accordingly, $188,888.59 of the unused filing fees previously paid in connection with the Source Registration Statement remain available to be used to offset the fees that may become due for future registration statements.
Termination / Withdrawal Statement	The registrant withdrew the Source Registration Statement by filing a Form RW on June 23, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Plus Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-286393
Filing Date	Apr. 04, 2025
Fee Paid with Fee Offset Source	$ 194,082.78
Offset Note	A filing fee of $194,082.78 was previously paid in connection with the registration statement on Form S-3 (No. 333-286393) filed by the registrant on April 4, 2025 (the "Source Registration Statement"). The registrant withdrew the Source Registration Statement by filing a Form RW on June 23, 2025. As the Source Registration Statement was not declared effective, no securities were sold thereunder. As a result, upon withdrawal of the Source Registration Statement, the registrant had $194,082.78 in unused filing fees. On August 12, 2025, the registrant filed a registration statement on Form S-1 (No. 333-289526), for which it offset $3,688.18 of the filing fees due in connection therewith by the unused filing fees previously paid by the Registrant in connection with the filing of the Source Registration Statement, resulting in $190,394.60 in remaining unused fees available to be applied to subsequent filings of the registrant. In accordance with Rule 457(p) of the Securities Act, such unused filing fees will offset the filing fee of $1,506.01 currently due pursuant to this Registration Statement. Accordingly, $188,888.59 of the unused filing fees previously paid in connection with the Source Registration Statement remain available to be used to offset the fees that may become due for future registration statements.